Ordinary Share	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Equity [Abstract]
Ordinary Share

Note 10 - Ordinary Share

Common stock

From September 8, 2016 (the inception date) through January 10, 2017, 300,000,000 of JMax’s common stock were issued to three individual stockholders at a price of $0.01 per share for gross proceeds of $3,000,000.

On March 17, 2017, 100,000,000 shares of the Group were issued to a new stockholder at a price of $0.01 per share for gross proceeds of $1,000,000.

Private Placement

On April 25, 2017, the board of JMax approved a securities purchase agreement, pursuant to which JMax offered to sell up to 270,000,000 of its ordinary shares at a price of $0.01 per share (“Private Placement”), the Private Placement was being made directly by the Group without the use of broker, dealer, underwriter or other intermediary, only to investors approved by the Group. The offering period expired on October 21, 2017.

On October 21, 2017, the Group completed the closing of the Private Placement pursuant to which the Group totally sold 223,600,000 units, each such unit consisting of 1 share of common stock, at $0.01 per share for gross proceeds of $2,236,000.

Note 12 - Ordinary Share

Common stock

From the inception date September 8, 2016 through January 10, 2017, 300,000,000 of JMax’s common stock were issued to three stockholders at a price of $0.01 per share for gross proceeds of $3,000,000.

On March 17, 2017, 100,000,000 shares of the Company were issued to a new stockholder at a price of $0.01 per share for gross proceeds of $1,000,000.

Private Placement

On April 25, 2017, the board of the Company approved that the Company is offering to sell up to 270,000,000 of ordinary shares at a price of $0.01 per Share (“Private Placement), The Private Placement is being made directly by the Company without the use of broker, dealer, underwriter or other intermediary, only to investors approved by the Company. The offering period expired on October 21, 2017.

On October 21, 2017, the Company completed the closing of the Private Placement pursuant to which the Company totally sold 223,600,000 units, each such unit consisting of 1 share of common stock, at $0.01 per share for gross proceeds of $2,236,000.